Acquisitions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 27, 2014	Sep. 28, 2013
Series of Individually Immaterial Business Acquisitions [Member]
Acquisitions [Abstract]
Business Combinations During Period, Consideration Transferred	$ 963	$ 925	$ 638
Axxia Networking Business of Avago Technologies Limited [Member]
Acquisitions [Abstract]
Business Combinations During Period, Consideration Transferred				650
Stonesoft Oyj [Member]
Acquisitions [Abstract]
Business Combinations During Period, Consideration Transferred					$ 381